Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-34780
Entity Registrant Name	Forward Industries, Inc.
Entity Central Index Key	0000038264
Entity Tax Identification Number	13-1950672
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	111 Congress Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	256-9040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FWDI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false